Financial Instruments and Financial Risk Management - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - Recurring Fair Value Measurement - FVtPL - EUR (€)
€ in Thousands
	Jun. 30, 2025	Sep. 30, 2024
Level 2
Disclosure of detailed information about financial instruments [line items]
Currency derivative	€ 23,924	€ 8,104
Derivative liabilities	1,530	625
Level 3
Disclosure of detailed information about financial instruments [line items]
Senior Note - embedded derivative	€ 25,539	€ 32,609